Intangible Assets and Unfavorable Lease Terms (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Navios Buena Ventura
Acquisition of the Navios Buena Ventura Date	Jun. 15, 2012
Purchase Price of the Navios Buena Ventura	$ 67,500
Favorable Lease Terms Recognized Through the Acquisition of the Navios Buena Ventura	21,193
Amount Allocated to the Navios Buena Ventura	46,307
Navios Luz and Navios Orbiter
Acquisition of the Navios Luz and the Navios Orbiter Date		May 19, 2011
Favorable Lease Terms Recognized Through the Acquisition of the Navios Luz		22,879
Favorable Lease Terms Recognized Through the Acquisition of the Navios Orbiter		20,901
Others
Write off of Intangible Asset	$ 0	$ 3,979	$ 0
Weighted average useful life of favorable lease terms charter-out	7.7